Document and Entity Information	Mar. 16, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0002083477
Document Type	8-K
Document Period End Date	Mar. 16, 2026
Entity Registrant Name	APS BDC, LLC
Entity Incorporation State Country Code	DE
Entity File Number	814-01953
Entity Tax Identification Number	39-3786942
Entity Address, Address Line One	550 Madison Avenue
Entity Address, Address Line Two	34th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	(929)
Local Phone Number	581-2783
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false